Stock-Based Compensation - Summary of Activity for Performance-Based Restricted Stock Units (Details) - shares	3 Months Ended	12 Months Ended		24 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Granted		2,421,345
Performance Based Restricted Stock Units
Unvested at beginning of year	477,872
Granted	307,479	446,181	418,674	477,872
Unvested at end of year	785,351	477,872		477,872
Performance Period	January 1, 2021 - December 31, 2023
Expected Vesting Date	Mar. 31, 2024